EQUIPMENT DISCLOSURE: Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Equipment Cost, balance	$ 83,416	$ 95,409	$ 109,348
Equipment Cost, effect of foreign currency translation	1,184	(13,939)
Equipment, dispositions	13,177
Accumulated Depreciation of Equipment	54,722	56,474	$ 48,395
Accumulated Depreciation of Equipment, additions	10,451	15,797
Accumulated Depreciation of Equipment, effect of foreign currency translation	711	(7,718)
Accumulated Depreciation of Equipment, Disposals	12,914
Equipment, net	$ 28,694	$ 38,935